ANCORA TRUST

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, OH  44122

April 28, 2010

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Ancora Trust

File Nos.

333-108196

811-21418

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective April 30, 2010 do not differ from those filed in the Post-Effective Amendment No. 9, which was filed electronically April 28, 2010.

Sincerely,

/s/ Richard A. Barone

Richard A. Barone

Chairman